Share-based compensation - Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) M $ / shares	Dec. 31, 2021 CAD ($) M $ / shares
Share-based compensation
Expected volatility	64.00%	66.00%
Risk-free interest rate	3.30%	0.90%
Expected life | M	47	45
Weighted average share price | $ / shares	$ 6.43	$ 19.40
Weighted average fair value of options granted	$ 3.27	$ 9.49
Share based compensation expense	$ 2,900,000	$ 1,100,000